Pay vs Performance Disclosure	12 Months Ended
	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

					Value of Initial Fixed $100 Investment Based on:
	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid to Non- PEO Named Executive Officers	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Adjusted Earnings Per Share
Year	($)(1)	($)(2)	($)(3)	($)(4)	($)(5)	($)(6)	($)	($)
2022	3,725,872	2,410,194	876,646	494,522	144.75	118.92	40,518	1.06
2021	4,025,011	1,689,376	2,621,298	(1,380,618)	164.20	121.96	108,470	1.72
2020	3,711,234	9,044,244	1,543,219	3,833,105	270.37	128.47	91,380	2.23

(1)
The dollar amounts reported in this column are the amounts of total compensation reported in the "Total" column of the Summary Compensation Table for Jon Barker, our former PEO, for the respective years shown. Refer to "Executive Compensation Tables - Summary Compensation Table for Fiscal Years 2022, 2021 and 2020."
(2)
The dollar amounts reported in this column are the amount of “compensation actually paid” to Mr. Barker for each of 2022, 2021 and 2020 as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our former PEO during the applicable years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Barker’s total compensation for each year to determine the compensation actually paid (adjustments for pension or dividend payments are not covered, as the Company does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above):

Year		2022	2021	2020
Summary Compensation Table Total	($)	3,725,872	4,025,011	3,711,234
Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	($)	2,249,984	1,033,489	974,992
Plus: Year-End Fair Value for Outstanding and Unvested Stock and Option Awards Granted in the Covered Year	($)	934,670	636,730	3,539,758
Plus: Year over Year Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($)	(60,594)	(1,927,818)	2,729,861
Plus: Year over Year Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	($)	60,230	(11,058)	38,383
Compensation Actually Paid	($)	2,410,194	1,689,376	9,044,244
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company's named executive officers ("NEOs") as a group (excluding Mr. Barker) in the “Total” column of the Summary Compensation Table for each applicable year. The NEOs (excluding Mr. Barker) included for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2022, Jeff White, our Chief Financial Officer; (ii) for 2021, Robert Julian, our former Chief Financial Officer, and Jeff White; and (iii) for 2020, Robert Julian.
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to our NEOs as a group (excluding Mr. Barker) in each of 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Mr. Barker) during the applicable years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEOs as a group (excluding Mr. Barker) total compensation for each year to determine the compensation actually paid (adjustments for pension or dividend payments are not covered, as the Company does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above):

Year		2022	2021	2020
Average Summary Compensation Table Total	($)	876,646	2,621,298	1,543,219
Less: Average Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	($)	449,997	1,806,486	424,997
Plus: Average Year-End Fair Value for Outstanding and Unvested Stock and Option Awards Granted in the Covered Year	($)	186,934	1,266,970	1,542,969
Plus: Average Year over Year Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($)	(64,459)	-	1,167,138
Plus: Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	($)	(54,602)	(4,499)	4,776
Less: Average End of Prior Year Fair Value of Stock and Option Awards Forfeited during the Covered Year	($)	-	3,457,901	-
Compensation Actually Paid	($)	494,522	(1,380,618)	3,833,105
(5)
Cumulative total shareholder return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Retailing Industry Group Index.
(7)
The dollar amounts reported represent the amount of net income reflected in the Company's audited financial statements for the applicable year.
(8)
“Adjusted Earnings Per Share” means adjusted net income divided by average shares outstanding. Adjusted net income as net income plus expenses incurred relating to costs incurred for the recruitment and hiring of key members of management, expenses incurred and a one-time payment received relating to the terminated merger with the Great Outdoors Group, LLC, an accrued settlement for a closed store and recognized tax benefits, as applicable.

Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures

As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the second graph below further illustrates the relationship between Company total shareholder return and that of the S&P 500 Retailing Industry Group Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Company Selected Measure Name	Adjusted Earnings Per Share
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in this column are the amounts of total compensation reported in the "Total" column of the Summary Compensation Table for Jon Barker, our former PEO, for the respective years shown. Refer to "Executive Compensation Tables - Summary Compensation Table for Fiscal Years 2022, 2021 and 2020."

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Retailing Industry Group Index.

PEO Total Compensation Amount	$ 3,725,872	$ 4,025,011	$ 3,711,234
PEO Actually Paid Compensation Amount	$ 2,410,194	1,689,376	9,044,244
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in this column are the amount of “compensation actually paid” to Mr. Barker for each of 2022, 2021 and 2020 as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our former PEO during the applicable years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Barker’s total compensation for each year to determine the compensation actually paid (adjustments for pension or dividend payments are not covered, as the Company does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above):

Year		2022	2021	2020
Summary Compensation Table Total	($)	3,725,872	4,025,011	3,711,234
Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	($)	2,249,984	1,033,489	974,992
Plus: Year-End Fair Value for Outstanding and Unvested Stock and Option Awards Granted in the Covered Year	($)	934,670	636,730	3,539,758
Plus: Year over Year Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($)	(60,594)	(1,927,818)	2,729,861
Plus: Year over Year Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	($)	60,230	(11,058)	38,383
Compensation Actually Paid	($)	2,410,194	1,689,376	9,044,244

Non-PEO NEO Average Total Compensation Amount	$ 876,646	2,621,298	1,543,219
Non-PEO NEO Average Compensation Actually Paid Amount	$ 494,522	(1,380,618)	3,833,105
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company's named executive officers ("NEOs") as a group (excluding Mr. Barker) in the “Total” column of the Summary Compensation Table for each applicable year. The NEOs (excluding Mr. Barker) included for purposes of calculating the average amounts for each applicable year are as follows: (i) for 2022, Jeff White, our Chief Financial Officer; (ii) for 2021, Robert Julian, our former Chief Financial Officer, and Jeff White; and (iii) for 2020, Robert Julian.
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to our NEOs as a group (excluding Mr. Barker) in each of 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our NEOs as a group (excluding Mr. Barker) during the applicable years. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the NEOs as a group (excluding Mr. Barker) total compensation for each year to determine the compensation actually paid (adjustments for pension or dividend payments are not covered, as the Company does not have supplemental executive requirement plans and does not pay dividends on equity awards, and due to rounding, the calculated final value of the numbers shown in the following table may not be the precise values reported above):

Year		2022	2021	2020
Average Summary Compensation Table Total	($)	876,646	2,621,298	1,543,219
Less: Average Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year	($)	449,997	1,806,486	424,997
Plus: Average Year-End Fair Value for Outstanding and Unvested Stock and Option Awards Granted in the Covered Year	($)	186,934	1,266,970	1,542,969
Plus: Average Year over Year Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	($)	(64,459)	-	1,167,138
Plus: Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	($)	(54,602)	(4,499)	4,776
Less: Average End of Prior Year Fair Value of Stock and Option Awards Forfeited during the Covered Year	($)	-	3,457,901	-
Compensation Actually Paid	($)	494,522	(1,380,618)	3,833,105

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actully Paid vs Cumulative TSR CAP in thousands
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid vs Net Income number in thousands
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid vs Adjusted ESPCAP in thousands
Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
Revenue
•
Adjusted EPS
•
Adjusted EBITDA

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended (the “Securities Act”), or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Total Shareholder Return Amount	$ 144.75	164.20	270.37
Peer Group Total Shareholder Return Amount	118.92	121.96	128.47
Net Income (Loss)	$ 40,518	$ 108,470	$ 91,380
Company Selected Measure Amount	1.06	1.72	2.23
PEO Name	Jon Barker	Jon Barker	Jon Barker
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member] | Less: Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,249,984	$ 1,033,489	$ 974,992
PEO [Member] | Plus: Year-End Fair Value for Outstanding and Unvested Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	934,670	636,730	3,539,758
PEO [Member] | Plus: Year over Year Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(60,594)	(1,927,818)	2,729,861
PEO [Member] | Plus: Year over Year Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	60,230	(11,058)	38,383
Non-PEO NEO [Member] | Less: Average Stock and Option Award Values Reported in Summary Compensation Table for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	449,997	1,806,486	424,997
Non-PEO NEO [Member] | Plus: Average Year-End Fair Value for Outstanding and Unvested Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	186,934	1,266,970	1,542,969
Non-PEO NEO [Member] | Plus: Average Year over Year Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(64,459)		1,167,138
Non-PEO NEO [Member] | Plus: Average Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (54,602)	(4,499)	$ 4,776
Non-PEO NEO [Member] | Less: Average End of Prior Year Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,457,901